Stock-based compensation	12 Months Ended
Dec. 31, 2025
Stock-based Compensation
Stock-based compensation

28.	Stock-based compensation

(a)	Restricted share units (RSU)

The Company’s Board has adopted an Equity Incentive Plan. The Equity Incentive Plan received majority shareholder approval, in accordance with the policies of the TSXV, at the annual and special meetings of the Company’s shareholders held on June 28, 2019, and was last amended by a majority of votes in a shareholders’ meeting held on June 30, 2023. The Equity Incentive Plan is available to (i) the directors of the Company, (ii) the officers and employees of the Company and its subsidiaries and (iii) designated service providers who spend a significant amount of time and attention on the affairs and business of the Company or a subsidiary thereof (each, a “Participant”), all as selected by the Company’s Board or a committee appointed by the Company’s Board to administer the Equity Incentive Plan (the “Plan Administrators”).

Under the approved Equity Incentive Plan, a total of 18,120,878 RSUs and/or Options could be granted and converted into shares, out of which 15,223,546 equity units have already been granted or issued. A total of 2,897,332 equity units remain available for new grants. The exercise of RSUs is typically either milestones-driven or has calendar-weighted vesting schedules.

The accounting of RSUs granted to awardees is undertaken in accordance with the status of the grant, as follows:

a) Upon Board approval of the awardees grants: the Company commences accrual of unvested RSUs expenses throughout the vesting period. RSU expenses are calculated based on the stock price on the date of the Board approval.

b) Upon vesting of RSUs: end of accrual period. Once the awardees exercise the RSUs, shares are issued to the awardees.

There are no unvested RSUs eligible for Monte Carlo valuation based on company policies.

Number of RSUs
Balance, January 1, 2024	1,363,660
Exercised (1)	(1,207,808)
Forfeited (2)	(207,000)
Granted (3)	435,000
Balance, December 31, 2024	383,852
Exercised (4)	(135,700)
Granted (5)	34,000
Forfeited (6)	(315,834)
Other (7)/ (8)	1,021,667
Balance, December 31, 2025	987,985

(1) Out of the total amount of RSUs exercised in the year ended December 31,2024, 430,925 RSUs are related to packages granted to former directors related to their 2022/2023 year mandate, and 136,500 RSUS are related to packages granted to former and current directors related to their 2023/2024 year mandate.

(2) The amount includes 75,000 RSUs granted to former and current directors, related to the conclusion of a “Change in Control” (as defined in the Equity Incentive Plan) during their 2023/2024 year mandate, which did not happen. The remaining amount relates to packages granted to employees that have left the Company before the packages vested.

(3) The amount includes 162,000 RSUs granted to members of the Board, related to their 2023/2024-year and 2024/2025-year mandates. The remainder pertains to new retention packages awarded to employees and consultants of the Company.

(4) Out of the total amount of RSUs exercised in the year ended December 31, 2025, 70,000 RSUs are related to packages granted to current directors related to their 2024/2025 year mandate.

(5) The amount relates to 34,000 RSUs granted to a member of the Board, related to their 2024/2025-year mandate.

(6) The amount includes 15,000 RSUs previously granted to a former director, for their 2024/2025-year mandate, which was forfeited since the director resigned his position in the Board. The amount also includes 60,000 RSUs granted to current and former directors, related to the conclusion of a “Change in Control” (as defined in the Equity Incentive Plan) during their 2024/2025-year mandate, which did not happen. The remaining amount relates to packages granted to employees or consultants that have left the Company before the packages vested.

(7) This amount represents 21,667 RSUs previously forfeited on an outdated proportional basis, which now has been updated to reflect the terms of the Equity Incentive Plan, these events did not have any accounting impact in 2025.

(8) Out of the total amount of RSUs granted, 1,000,000 RSUs, related to the Net Zero Plan, were previously removed from the balance in 2023, and are now reincluded. These events did not have any accounting impact in 2025.

(b)	Stock options

On April 12, 2022, the Company entered into an investor relations agreement with a service provider, in which a total of 100,000 stock options were granted. The Board approved on April 22, 2024, the grant of stock options at a price of $14.31, equivalent to the fair value per share on April 11, 2022.

The Company has used a Black-Scholes valuation methodology to determine the fair value of the stock options throughout the period, with the following assumptions:

4/22/2024
Risk-free rate	3.82%
Expected equity volatility	66.34%
Average share price	27.27
Expected dividend rate	—

Given that the exercise expiry date of the stock options was on April 25, 2025, and the service provider did not exercise any stock options, the stock options expired and were no longer outstanding, as of December 31, 2025.

Previous Exercise Expiry date	Weighted average remaining exercisable life (years)	Number of options	Grant date (exercisable) fair value
April 25, 2025	N/A – stock options expired	100,000	$17.47

The Company has provisioned 128,125 stock options, which are subject of an ongoing confidential arbitration, which are included in legal contingencies (Note 30).

(c)	Measurement of stock-based compensation

The total stock-based compensation is a non-cash item in the year. It is accounted in the Consolidated Statements of Loss as per the accounts below (non-cash item). It is also accounted in the shareholder´s equity as a provision. Upon vesting of RSUs the provision is transferred to the Company´s share capital.

	12/31/2025	12/31/2024
Stock-based compensation expense	1,840	8,102
Cost of goods sold	174	—
Property, plant and equipment	(74)	—
Deferred exploration and evaluation expenditure	530	1,267
Others	—	245
	2,470	9,614

Accounting Policy

Under the Company's equity incentive plan (the “Equity Incentive Plan”), selected participants are granted stock options (“Options”) and/or restricted share units (“RSUs”).

Each RSU represents the right to receive one common share upon completion of any applicable restricted period (vesting). RSUs are measured at fair value on the grant date. Such equity-settled share-based payment transactions are not remeasured after the grant date’s fair value has been determined. The RSU compensation expense is recognized on a straight-line basis over the vesting period using a graded amortization schedule, with a corresponding charge to share-based payment reserve capitalized as part of the cost of property, plant and equipment or deferred exploration and evaluation expenditure for those who are working directly on the project.

Compensation expense for RSUs incorporates an estimate for expected forfeiture rates based on historical forfeitures.

The fair value of share-based payments related to Options is measured at grant date and recognized over the period during which the options vest, at each financial position reporting date, the amount recognized as an expense is adjusted to reflect the actual number of shares issuable in respect of options that are expected to vest.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration are identified but cannot be reliably measured, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of the goods and services received.